Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination And Asset Acquisition [Abstract]
Schedule of Merger to the Consolidated Statement of Cash Flows and Consolidated Statement of Stockholders' Equity	The following table reconciles the elements of the Merger to the consolidated statements of cash flows and the consolidated statements of stockholders’ equity for the year ended December 31, 2021:

(In thousands)	Recapitalization
Cash proceeds from Rotor, net of redemptions and transaction expenses	$25,359
Cash proceeds from PIPE Financing	220,000
Less: Cash payment of transaction expenses - Sarcos	(16,571)
Net Cash proceeds from Merger and PIPE financing	228,788
Less: Warrant liabilities assumed	(8,774)
Less: Other non-cash net assets assumed	40
Less: Unpaid and previously expensed Merger transaction costs	(148)
Net contributions from recapitalization	$219,906

Immediately following closing of the Merger, the Company had 137,589,275 shares issued and outstanding of Common Stock. The following table present the number of shares of the Company’s Common Stock outstanding immediately following the consummation of the Merger:

Number of Shares
Rotor Class A Common Stock, outstanding prior to Merger	27,600,000
Rotor Class B Common Stock, outstanding prior to Merger	6,405,960
Class A common stock issued to PIPE Investors	22,000,000
Less: redemption of Rotor Common Stock	(23,479,970)
Total shares from Merger and PIPE financing	32,525,990
Recapitalization of Old Sarcos common stock into Class A common stock[1]	105,063,285
Total shares of Common Stock immediately after the Effective Time	137,589,275

The number of Old Sarcos shares was determined from the 21,483,286 shares of Old Sarcos Common Stock warrants, Common Stock and preferred stock outstanding immediately prior to the closing of the Business Combination, which are presented net of the Common and Preferred Stock redeemed, converted at the Exchange Ratio of 5.129222424. This excludes a restricted stock award for 5,129,222 shares that was unvested as of the date of the Merger. All fractional shares were rounded down.